Subsequent Events (Details) - Class A Ordinary Shares [Member] - Forecast [Member]	Dec. 09, 2025 shares	Jan. 12, 2026 employee shares
Subsequent Events [Line Items]
Shares issued	1,309,330
Percentage of ordinary shares issued and outstanding	5.00%
Common Stock, Shares, Issued		1,300,000
Number Of Employees (in employee) | employee		5